Consideration payable (Tables)	12 Months Ended
Jun. 30, 2022
Consideration payable
Summary of consideration payable

$
Opening balance, July 1, 2020	—
Additions through business combination (Note 20)	13,269
Gain on change in fair value	(4,167)
Ending balance, June 30, 2021	9,102
Additions through business combination (Note 20)	6,543
Payments	(1,421)
Accretion value of earn out (Note 4)	798
Gain on change in fair value	(2,254)
Ending balance, June 30, 2022	12,768

Consideration payable - Current	8,986
Consideration payable - Non-current	3,782
12,768